Share-based Payments - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted (Detail) - $ / shares			12 Months Ended
	Jun. 30, 2020	Jun. 03, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Expected volatility (%)	61.00%	61.00%	0.00%
Risk-free interest rate (%)	0.19%	0.27%	0.00%
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			97.00%	67.00%
Risk-free interest rate (%)			1.15%	0.59%
Expected life of share options (years)			10 years	10 years
Market price of ADS's ($)			$ 2.83	$ 1.99
Model used			Black-Scholes	Black-Scholes
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			98.00%	68.00%
Risk-free interest rate (%)			1.09%	0.64%
Expected life of share options (years)			10 years	10 years
Market price of ADS's ($)			$ 2.81	$ 1.84
Model used			Black-Scholes	Black-Scholes